Schedule of Components of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal
State
Foreign			214,398
Total current			214,398
Deferred:
Federal
State
Foreign			(153,781)
Total deferred			(153,781)
Effective tax rate	$ (52,000)	$ 74,000	$ 60,617